PGIM Jennison Focused Mid-Cap ETF
Schedule of Investments  (unaudited)
as of May 31, 2025
Description	Shares	Value
Long-Term Investments 97.0%
Common Stocks
Banks 6.0%
East West Bancorp, Inc.	2,039	$185,957
Pinnacle Financial Partners, Inc.	1,518	161,333
Wintrust Financial Corp.	4,009	478,715
		826,005
Broadline Retail 1.7%
Coupang, Inc. (South Korea)*	8,150	228,608
Capital Markets 2.8%
LPL Financial Holdings, Inc.	998	386,386
Consumer Staples Distribution & Retail 2.8%
Performance Food Group Co.*	4,344	389,049
Containers & Packaging 2.9%
Crown Holdings, Inc.	4,081	401,978
Electrical Equipment 2.6%
Generac Holdings, Inc.*	1,459	178,188
Regal Rexnord Corp.	1,292	172,404
		350,592
Financial Services 4.5%
Essent Group Ltd.	2,612	151,496
Shift4 Payments, Inc. (Class A Stock)*	3,140	297,641
Toast, Inc. (Class A Stock)*	3,829	161,507
		610,644
Health Care Equipment & Supplies 1.7%
Dexcom, Inc.*	2,663	228,485
Health Care Providers & Services 3.7%
Cencora, Inc.	552	160,765
Encompass Health Corp.	2,879	348,071
		508,836

PGIM Jennison Focused Mid-Cap ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Hotels, Restaurants & Leisure 5.1%
Churchill Downs, Inc.	3,771	$360,017
Hilton Worldwide Holdings, Inc.	1,388	344,835
		704,852
Insurance 9.9%
Axis Capital Holdings Ltd.	3,907	405,547
Markel Group, Inc.*	271	526,201
RenaissanceRe Holdings Ltd. (Bermuda)	448	111,740
Ryan Specialty Holdings, Inc.	4,329	309,826
		1,353,314
Interactive Media & Services 2.7%
Pinterest, Inc. (Class A Stock)*	12,112	376,804
Machinery 2.9%
Allison Transmission Holdings, Inc.	2,810	290,892
Gates Industrial Corp. PLC*	5,313	112,370
		403,262
Marine Transportation 2.2%
Kirby Corp.*	2,756	304,924
Metals & Mining 3.7%
Eldorado Gold Corp. (Turkey)*	25,029	502,833
Multi-Utilities 7.4%
CMS Energy Corp.	5,007	351,642
NiSource, Inc.	16,802	664,351
		1,015,993
Oil, Gas & Consumable Fuels 5.2%
Cheniere Energy, Inc.	1,884	446,489
Targa Resources Corp.	1,701	268,639
		715,128
Real Estate Management & Development 2.0%
CBRE Group, Inc. (Class A Stock)*	2,212	276,544

PGIM Jennison Focused Mid-Cap ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Residential REITs 3.2%
Independence Realty Trust, Inc.	23,916	$444,598
Semiconductors & Semiconductor Equipment 1.2%
Monolithic Power Systems, Inc.	258	170,770
Software 5.6%
AppLovin Corp. (Class A Stock)*	796	312,828
CyberArk Software Ltd.*	472	180,672
Docusign, Inc.*	2,377	210,626
Procore Technologies, Inc.*	1,008	67,707
		771,833
Specialized REITs 4.9%
Gaming & Leisure Properties, Inc.	14,526	678,364
Specialty Retail 2.2%
Burlington Stores, Inc.*	1,304	297,664
Textiles, Apparel & Luxury Goods 4.3%
On Holding AG (Switzerland) (Class A Stock)*	1,607	95,440
Ralph Lauren Corp.	1,779	492,445
		587,885
Trading Companies & Distributors 5.8%
Core & Main, Inc. (Class A Stock)*	5,963	326,832
W.W. Grainger, Inc.	126	137,032
WESCO International, Inc.	1,994	334,773
		798,637

Total Long-Term Investments (cost $11,690,383)		13,333,988

PGIM Jennison Focused Mid-Cap ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Shares	Value

Short-Term Investment 3.0%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 4.462%) (cost $412,811)(wb)	412,811	$412,811

TOTAL INVESTMENTS 100.0% (cost $12,103,194)		13,746,799
Liabilities in excess of other assets (0.0)%		(2,144)

Net Assets 100.0%		$13,744,655

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs—Real Estate Investment Trust

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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